ACCOUNTS PAYABLE AND ACCRUED CHARGES	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED CHARGES
ACCOUNTS PAYABLE AND ACCRUED CHARGES

18.ACCOUNTS PAYABLE AND ACCRUED CHARGES

	2017	2016

Trade and accruals	$512.2	$492.6
Salaries and employee benefits	144.0	137.3
Interest payable	49.6	43.8
Stock-based compensation	19.8	17.2

	$725.6	$690.9